Basis of Presentation and General Information - Risk Concentration (Table) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Charterer A
Concentration of risk
Concentration of Risk	12.00%	13.00%	14.00%
Charterer B
Concentration of risk
Concentration of Risk	3.00%	3.00%	15.00%
Charterer C
Concentration of risk
Concentration of Risk	12.00%	34.00%	28.00%
Charterer D
Concentration of risk
Concentration of Risk	1.00%	6.00%	10.00%